21. Minimum Regulatory Capital Requirements (Details) - Highlands Union Bank [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Actual Capital [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets)	$ 49,588	$ 51,184
Total Risk-Based Capital (to Risk-Weighted Assets) (in hundredths)	12.55%	14.19%
Common Equity Tier 1 Capital to Risk Weighted Assets	$ 44,573
Common Equity Tier 1 Capital to Risk Weighted Assets (in hundredths)	11.28%
Tier 1 Capital (to Risk-Weighted Assets)	$ 44,573	$ 46,663
Tier 1 Capital (to Risk-Weighted Assets) (in hundredths)	11.28%	12.93%
Tier 1 Capital (to Adjusted Total Assets)	$ 44,573	$ 46,663
Tier 1 Capital (to Adjusted Total Assets) (in hundredths)	7.33%	7.71%
To be Well Capitalized under the Prompt Corrective Action Provisions [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets)	$ 39,506	$ 28,861
Common Equity Tier 1 Capital to Risk Weighted Assets	25,679
Tier 1 Capital (to Risk-Weighted Assets)	31,605	14,430
Tier 1 Capital (to Adjusted Total Assets)	$ 30,422	$ 24,196
Minimum [Member]
To be Well Capitalized under the Prompt Corrective Action Provisions [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets) (in hundredths)	10.00%	10.00%
Common Equity Tier 1 Capital to Risk Weighted Assets (in hundredths)	6.50%
Tier 1 Capital (to Risk-Weighted Assets)Tier 1 Capital (to Risk-Weighted Assets) (in hundredths)	8.00%	6.00%
Tier 1 Capital (to Adjusted Total Assets) (in hundredths)	5.00%	5.00%